Property and Equipment (Parenthetical) (Detail) (USD $) In Billions, unless otherwise specified	Nov. 30, 2011	Nov. 30, 2010
North America Cruise Brands
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	$ 17.9	$ 17.5
EAA Cruise Brands
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	12.8	12.1
Cruise Support
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	0.2	0.2
Tour and Other
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	$ 0.1	$ 0.2